FT Vest Total Return Income Fund: Series A2

SCHEDULE OF INVESTMENTS

As of March 31, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 102.6%
	COMMUNICATIONS — 10.5%
4,134	Alphabet, Inc. - Class A1	$639,282
3,367	Alphabet, Inc. - Class C1	526,026
6,412	AT&T, Inc.[1]	181,331
45	Booking Holdings, Inc.[1]	207,311
2,701	Comcast Corp. - Class A1	99,667
1,542	Meta Platforms, Inc. - Class A1	888,747
302	Netflix, Inc.*,1	281,624
2,394	Uber Technologies, Inc.*,1	174,427
3,762	Verizon Communications, Inc.[1]	170,644
1,281	Walt Disney Co.[1]	126,435
		3,295,494
	CONSUMER DISCRETIONARY — 9.5%
7,015	Amazon.com, Inc.*,1	1,334,674
745	Home Depot, Inc.[1]	273,035
425	Lowe's Cos., Inc.[1]	99,123
984	McDonald's Corp.[1]	307,372
3,217	NIKE, Inc. - Class B1	204,215
1,557	Starbucks Corp.[1]	152,726
2,064	Tesla, Inc.*,1	534,906
845	TJX Cos., Inc.	102,921
		3,008,972
	CONSUMER STAPLES — 6.2%
1,646	Altria Group, Inc.[1]	98,793
3,766	Coca-Cola Co.[1]	269,721
722	Colgate-Palmolive Co.[1]	67,652
336	Costco Wholesale Corp.[1]	317,782
1,299	Mondelez International, Inc. - Class A1	88,137
1,333	PepsiCo, Inc.[1]	199,870
1,510	Philip Morris International, Inc.[1]	239,682
2,083	Procter & Gamble Co.[1]	354,985
355	Target Corp.[1]	37,048
3,295	Walmart, Inc.[1]	289,268
		1,962,938
	ENERGY — 3.7%
2,092	Chevron Corp.[1]	349,971
1,619	ConocoPhillips[1]	170,027
5,500	Exxon Mobil Corp.[1]	654,115
		1,174,113
	FINANCIALS — 14.7%
545	American Express Co.[1]	146,632

FT Vest Total Return Income Fund: Series A2

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	FINANCIALS (Continued)
5,388	Bank of America Corp.[1]	$224,841
1,794	Berkshire Hathaway, Inc. - Class B*,1	955,449
143	BlackRock, Inc.[1]	135,347
1,464	Charles Schwab Corp.[1]	114,602
1,726	Chubb Ltd.[1,2]	521,235
1,526	Citigroup, Inc.[1]	108,331
307	Goldman Sachs Group, Inc.[1]	167,711
2,272	JPMorgan Chase & Co.[1]	557,322
802	Mastercard, Inc. - Class A1	439,592
2,678	MetLife, Inc.[1]	215,017
1,214	Morgan Stanley[1]	141,637
982	PayPal Holdings, Inc.*,1	64,075
1,259	U.S. Bancorp[1]	53,155
1,692	Visa, Inc. - Class A1	592,978
2,687	Wells Fargo & Co.[1]	192,900
		4,630,824
	HEALTH CARE — 11.6%
2,271	Abbott Laboratories[1]	301,248
1,453	AbbVie, Inc.[1]	304,433
442	Amgen, Inc.[1]	137,705
1,667	Bristol-Myers Squibb Co.[1]	101,670
1,647	CVS Health Corp.[1]	111,584
528	Danaher Corp.[1]	108,240
304	Elevance Health, Inc.[1]	132,228
648	Eli Lilly & Co.[1]	535,190
1,025	Gilead Sciences, Inc.[1]	114,851
466	Intuitive Surgical, Inc.*,1	230,796
1,979	Johnson & Johnson[1]	328,197
1,679	Medtronic PLC[1,2]	150,875
2,080	Merck & Co., Inc.[1]	186,701
4,659	Pfizer, Inc.[1]	118,059
314	Thermo Fisher Scientific, Inc.[1]	156,246
1,205	UnitedHealth Group, Inc.[1]	631,119
		3,649,142
	INDUSTRIALS — 8.5%
810	3M Co.[1]	118,957
1,112	Boeing Co.*,1	189,652
718	Caterpillar, Inc.[1]	236,796
378	Deere & Co.[1]	177,414
588	Eaton Corp. PLC[2]	159,836
848	Emerson Electric Co.[1]	92,975

FT Vest Total Return Income Fund: Series A2

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDUSTRIALS (Continued)
256	FedEx Corp.[1]	$62,408
1,609	General Electric Co. DBA GE Aerospace[1]	322,041
967	Honeywell International, Inc.[1]	204,762
314	Lockheed Martin Corp.[1]	140,267
1,979	RTX Corp.[1]	262,138
689	Union Pacific Corp.[1]	162,769
832	United Parcel Service, Inc. - Class B1	91,512
1,933	Waste Management, Inc.[1]	447,509
		2,669,036
	MATERIALS — 2.3%
1,542	Linde PLC[1,2]	718,017

	REAL ESTATE — 2.2%
3,127	American Tower Corp., REIT[1]	680,435

	TECHNOLOGY — 30.8%
629	Accenture PLC[1,2]	196,273
443	Adobe, Inc.*,1	169,904
1,509	Advanced Micro Devices, Inc.*,1	155,035
10,117	Apple, Inc.[1]	2,247,289
766	Applied Materials, Inc.[1]	111,162
4,342	Broadcom, Inc.[1]	726,981
10,896	Cisco Systems, Inc.[1]	672,392
4,010	Intel Corp.[1]	91,067
931	International Business Machines Corp.[1]	231,502
282	Intuit, Inc.[1]	173,145
4,976	Microsoft Corp.[1]	1,867,941
16,418	NVIDIA Corp.[1]	1,779,383
1,619	Oracle Corp.[1]	226,352
2,065	Palantir Technologies, Inc. - Class A*	174,286
1,033	QUALCOMM, Inc.[1]	158,679
311	S&P Global, Inc.[1]	158,019
963	Salesforce, Inc.[1]	258,431
208	ServiceNow, Inc.*,1	165,597
848	Texas Instruments, Inc.[1]	152,386
		9,715,824
	UTILITIES — 2.6%
1,866	Duke Energy Corp.[1]	227,596
4,966	NextEra Energy, Inc.[1]	352,040
2,646	Southern Co.[1]	243,300
		822,936
	TOTAL COMMON STOCKS
	(Cost $35,545,929)	32,327,731

FT Vest Total Return Income Fund: Series A2

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2025 (Unaudited)

Number of Contracts		Value
	PURCHASED OPTIONS CONTRACTS — 10.2%
	CALL OPTIONS — 3.0%
	S&P 500 Index
27	Exercise Price: $6,000.01, Notional Amount: $16,200,027, Expiration Date: July 31, 2026*	$956,566
	TOTAL CALL OPTIONS
	(Cost $923,447)	956,566

	PUT OPTIONS — 7.2%
	iShares Core S&P 500 Index ETF
19	Exercise Price: $534.66, Notional Amount: $1,015,854, Expiration Date: July 31, 2026*	52,303
	S&P 500 Index
27	Exercise Price: $5,000.01, Notional Amount: $13,500,027, Expiration Date: July 31, 2026*	523,962
62	Exercise Price: $5,346.56, Notional Amount: $33,148,672, Expiration Date: July 31, 2026*	1,698,100
	TOTAL PUT OPTIONS
	(Cost $3,331,382)	2,274,365
	TOTAL PURCHASED OPTIONS CONTRACTS
	(Cost $4,254,829)	3,230,931

Number of Shares
	SHORT-TERM INVESTMENTS — 1.2%
369,045	UMB Bank, Money Market Special II Deposit Investment, 4.19%[3]	369,045
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $369,045)	369,045
	TOTAL INVESTMENTS — 114.0%
	(Cost $40,169,803)	35,927,707
	Liabilities in Excess of Other Assets — (14.0)%	(4,404,810)
	TOTAL NET ASSETS — 100.0%	$31,522,897

FT Vest Total Return Income Fund: Series A2

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2025 (Unaudited)

Number of Contracts		Value
	WRITTEN OPTIONS CONTRACTS — (13.3)%
	CALL OPTIONS — (9.0)%
	3M Co.
(2)	Exercise Price: $145.00, Notional Amount: $(29,000), Expiration Date: April 4, 2025*	$(633)
	Abbott Laboratories
(5)	Exercise Price: $131.00, Notional Amount: $(65,500), Expiration Date: April 4, 2025*	(1,333)
	AbbVie, Inc.
(3)	Exercise Price: $205.00, Notional Amount: $(61,500), Expiration Date: April 4, 2025*	(1,762)
	Accenture PLC
(1)	Exercise Price: $305.00, Notional Amount: $(30,500), Expiration Date: April 4, 2025*	(915)
	Adobe, Inc.
(1)	Exercise Price: $387.50, Notional Amount: $(38,750), Expiration Date: April 4, 2025*	(378)
	Advanced Micro Devices, Inc.
(4)	Exercise Price: $103.00, Notional Amount: $(41,200), Expiration Date: April 4, 2025*	(898)
	Alphabet, Inc. - Class A
(10)	Exercise Price: $155.00, Notional Amount: $(155,000), Expiration Date: April 4, 2025*	(2,525)
	Alphabet, Inc. - Class C
(8)	Exercise Price: $157.50, Notional Amount: $(126,000), Expiration Date: April 4, 2025*	(1,680)
	Altria Group, Inc.
(4)	Exercise Price: $58.00, Notional Amount: $(23,200), Expiration Date: April 4, 2025*	(864)
	Amazon.com, Inc.
(16)	Exercise Price: $192.50, Notional Amount: $(308,000), Expiration Date: April 4, 2025*	(3,952)
	American Express Co.
(1)	Exercise Price: $265.00, Notional Amount: $(26,500), Expiration Date: April 4, 2025*	(660)
	Amgen, Inc.
(1)	Exercise Price: $307.50, Notional Amount: $(30,750), Expiration Date: April 4, 2025*	(690)
	Apple, Inc.
(24)	Exercise Price: $217.50, Notional Amount: $(522,000), Expiration Date: April 4, 2025*	(15,360)
	Applied Materials, Inc.
(2)	Exercise Price: $146.00, Notional Amount: $(29,200), Expiration Date: April 4, 2025*	(553)
	AT&T, Inc.
(15)	Exercise Price: $28.00, Notional Amount: $(42,000), Expiration Date: April 4, 2025*	(758)

FT Vest Total Return Income Fund: Series A2

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2025 (Unaudited)

Number of Contracts		Value
	CALL OPTIONS (Continued)
	Bank of America Corp.
(13)	Exercise Price: $41.00, Notional Amount: $(53,300), Expiration Date: April 4, 2025*	$(1,488)
	Berkshire Hathaway, Inc. - Class B
(4)	Exercise Price: $525.00, Notional Amount: $(210,000), Expiration Date: April 4, 2025*	(4,010)
	Boeing Co.
(3)	Exercise Price: $175.00, Notional Amount: $(52,500), Expiration Date: April 4, 2025*	(504)
	Bristol-Myers Squibb Co.
(4)	Exercise Price: $59.00, Notional Amount: $(23,600), Expiration Date: April 4, 2025*	(880)
	Broadcom, Inc.
(10)	Exercise Price: $167.50, Notional Amount: $(167,500), Expiration Date: April 4, 2025*	(4,250)
	Caterpillar, Inc.
(2)	Exercise Price: $330.00, Notional Amount: $(66,000), Expiration Date: April 4, 2025*	(1,080)
	Charles Schwab Corp.
(3)	Exercise Price: $78.00, Notional Amount: $(23,400), Expiration Date: April 4, 2025*	(408)
	Chevron Corp.
(5)	Exercise Price: $165.00, Notional Amount: $(82,500), Expiration Date: April 4, 2025*	(1,575)
	Cisco Systems, Inc.
(25)	Exercise Price: $61.00, Notional Amount: $(152,500), Expiration Date: April 4, 2025*	(2,487)
	Citigroup, Inc.
(4)	Exercise Price: $70.00, Notional Amount: $(28,000), Expiration Date: April 4, 2025*	(776)
	Coca-Cola Co.
(9)	Exercise Price: $70.00, Notional Amount: $(63,000), Expiration Date: April 4, 2025*	(1,642)
	Colgate-Palmolive Co.
(2)	Exercise Price: $93.00, Notional Amount: $(18,600), Expiration Date: April 4, 2025*	(225)
	Comcast Corp. - Class A
(6)	Exercise Price: $36.50, Notional Amount: $(21,900), Expiration Date: April 4, 2025*	(273)
	ConocoPhillips
(4)	Exercise Price: $102.00, Notional Amount: $(40,800), Expiration Date: April 4, 2025*	(1,324)
	Costco Wholesale Corp.

FT Vest Total Return Income Fund: Series A2

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2025 (Unaudited)

Number of Contracts		Value
	CALL OPTIONS (Continued)
(1)	Exercise Price: $930.00, Notional Amount: $(93,000), Expiration Date: April 4, 2025*	$(2,222)
	CVS Health Corp.
(4)	Exercise Price: $67.00, Notional Amount: $(26,800), Expiration Date: April 4, 2025*	(708)
	Danaher Corp.
(1)	Exercise Price: $205.00, Notional Amount: $(20,500), Expiration Date: April 4, 2025*	(390)
	Deere & Co.
(1)	Exercise Price: $465.00, Notional Amount: $(46,500), Expiration Date: April 4, 2025*	(1,030)
	Eaton Corp. PLC
(1)	Exercise Price: $272.50, Notional Amount: $(27,250), Expiration Date: April 4, 2025*	(540)
	Eli Lilly & Co.
(2)	Exercise Price: $820.00, Notional Amount: $(164,000), Expiration Date: April 4, 2025*	(3,430)
	Emerson Electric Co.
(2)	Exercise Price: $109.00, Notional Amount: $(21,800), Expiration Date: April 4, 2025*	(385)
	Exxon Mobil Corp.
(13)	Exercise Price: $118.00, Notional Amount: $(153,400), Expiration Date: April 4, 2025*	(2,496)
	FedEx Corp.
(1)	Exercise Price: $242.50, Notional Amount: $(24,250), Expiration Date: April 4, 2025*	(463)
	General Electric Co. DBA GE Aerospace
(4)	Exercise Price: $200.00, Notional Amount: $(80,000), Expiration Date: April 4, 2025*	(1,550)
	Gilead Sciences, Inc.
(2)	Exercise Price: $112.00, Notional Amount: $(22,400), Expiration Date: April 4, 2025*	(342)
	Goldman Sachs Group, Inc.
(1)	Exercise Price: $542.50, Notional Amount: $(54,250), Expiration Date: April 4, 2025*	(1,188)
	Home Depot, Inc.
(2)	Exercise Price: $357.50, Notional Amount: $(71,500), Expiration Date: April 4, 2025*	(2,185)
	Honeywell International, Inc.
(2)	Exercise Price: $210.00, Notional Amount: $(42,000), Expiration Date: April 4, 2025*	(830)
	Intel Corp.
(9)	Exercise Price: $23.00, Notional Amount: $(20,700), Expiration Date: April 4, 2025*	(572)

FT Vest Total Return Income Fund: Series A2

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2025 (Unaudited)

Number of Contracts		Value
	CALL OPTIONS (Continued)
	International Business Machines Corp.
(2)	Exercise Price: $242.50, Notional Amount: $(48,500), Expiration Date: April 4, 2025*	$(1,585)
	Intuit, Inc.
(1)	Exercise Price: $597.50, Notional Amount: $(59,750), Expiration Date: April 4, 2025*	(2,145)
	Intuitive Surgical, Inc.
(1)	Exercise Price: $490.00, Notional Amount: $(49,000), Expiration Date: April 4, 2025*	(1,300)
	Johnson & Johnson
(5)	Exercise Price: $165.00, Notional Amount: $(82,500), Expiration Date: April 4, 2025*	(1,023)
	JPMorgan Chase & Co.
(5)	Exercise Price: $242.50, Notional Amount: $(121,250), Expiration Date: April 4, 2025*	(2,437)
	Lockheed Martin Corp.
(1)	Exercise Price: $442.50, Notional Amount: $(44,250), Expiration Date: April 4, 2025*	(785)
	Lowe's Cos., Inc.
(1)	Exercise Price: $227.50, Notional Amount: $(22,750), Expiration Date: April 4, 2025*	(725)
	Mastercard, Inc. - Class A
(2)	Exercise Price: $542.50, Notional Amount: $(108,500), Expiration Date: April 4, 2025*	(2,020)
	McDonald's Corp.
(2)	Exercise Price: $307.50, Notional Amount: $(61,500), Expiration Date: April 4, 2025*	(1,255)
	Medtronic PLC
(4)	Exercise Price: $88.00, Notional Amount: $(35,200), Expiration Date: April 4, 2025*	(954)
	Merck & Co., Inc.
(5)	Exercise Price: $89.00, Notional Amount: $(44,500), Expiration Date: April 4, 2025*	(900)
	Meta Platforms, Inc. - Class A
(4)	Exercise Price: $575.00, Notional Amount: $(230,000), Expiration Date: April 4, 2025*	(5,180)
	Microsoft Corp.
(12)	Exercise Price: $377.50, Notional Amount: $(453,000), Expiration Date: April 4, 2025*	(4,890)
	Mondelez International, Inc. - Class A
(3)	Exercise Price: $68.00, Notional Amount: $(20,400), Expiration Date: April 4, 2025*	(210)
	Morgan Stanley

FT Vest Total Return Income Fund: Series A2

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2025 (Unaudited)

Number of Contracts		Value
	CALL OPTIONS (Continued)
(3)	Exercise Price: $115.00, Notional Amount: $(34,500), Expiration Date: April 4, 2025*	$(960)
	Netflix, Inc.
(1)	Exercise Price: $932.50, Notional Amount: $(93,250), Expiration Date: April 4, 2025*	(1,957)
	NextEra Energy, Inc.
(12)	Exercise Price: $71.00, Notional Amount: $(85,200), Expiration Date: April 4, 2025*	(1,272)
	NIKE, Inc. - Class B
(8)	Exercise Price: $63.00, Notional Amount: $(50,400), Expiration Date: April 4, 2025*	(1,028)
	NVIDIA Corp.
(38)	Exercise Price: $110.00, Notional Amount: $(418,000), Expiration Date: April 4, 2025*	(8,436)
	Oracle Corp.
(4)	Exercise Price: $140.00, Notional Amount: $(56,000), Expiration Date: April 4, 2025*	(1,340)
	Palantir Technologies, Inc. - Class A
(5)	Exercise Price: $85.00, Notional Amount: $(42,500), Expiration Date: April 4, 2025*	(1,435)
	PayPal Holdings, Inc.
(2)	Exercise Price: $65.00, Notional Amount: $(13,000), Expiration Date: April 4, 2025*	(265)
	PepsiCo, Inc.
(3)	Exercise Price: $149.00, Notional Amount: $(44,700), Expiration Date: April 4, 2025*	(728)
	Pfizer, Inc.
(11)	Exercise Price: $25.00, Notional Amount: $(27,500), Expiration Date: April 4, 2025*	(633)
	Philip Morris International, Inc.
(4)	Exercise Price: $155.00, Notional Amount: $(62,000), Expiration Date: April 4, 2025*	(1,720)
	Procter & Gamble Co.
(5)	Exercise Price: $167.50, Notional Amount: $(83,750), Expiration Date: April 4, 2025*	(1,787)
	QUALCOMM, Inc.
(2)	Exercise Price: $152.50, Notional Amount: $(30,500), Expiration Date: April 4, 2025*	(730)
	RTX Corp.
(5)	Exercise Price: $132.00, Notional Amount: $(66,000), Expiration Date: April 4, 2025*	(978)
	S&P 500 Index
(27)	Exercise Price: $5,000.01, Notional Amount: $(13,500,027), Expiration Date: July 31, 2026*	(2,691,841)

FT Vest Total Return Income Fund: Series A2

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2025 (Unaudited)

Number of Contracts		Value
	CALL OPTIONS (Continued)
	S&P Global, Inc.
(1)	Exercise Price: $505.00, Notional Amount: $(50,500), Expiration Date: April 4, 2025*	$(860)
	Salesforce, Inc.
(2)	Exercise Price: $270.00, Notional Amount: $(54,000), Expiration Date: April 4, 2025*	(780)
	Southern Co.
(6)	Exercise Price: $91.00, Notional Amount: $(54,600), Expiration Date: April 4, 2025*	(870)
	Starbucks Corp.
(4)	Exercise Price: $98.00, Notional Amount: $(39,200), Expiration Date: April 4, 2025*	(694)
	Target Corp.
(1)	Exercise Price: $104.00, Notional Amount: $(10,400), Expiration Date: April 4, 2025*	(233)
	Tesla, Inc.
(5)	Exercise Price: $262.50, Notional Amount: $(131,250), Expiration Date: April 4, 2025*	(4,725)
	Texas Instruments, Inc.
(2)	Exercise Price: $177.50, Notional Amount: $(35,500), Expiration Date: April 4, 2025*	(900)
	Thermo Fisher Scientific, Inc.
(1)	Exercise Price: $500.00, Notional Amount: $(50,000), Expiration Date: April 4, 2025*	(830)
	TJX Cos., Inc.
(2)	Exercise Price: $117.00, Notional Amount: $(23,400), Expiration Date: April 4, 2025*	(1,045)
	U.S. Bancorp
(3)	Exercise Price: $42.50, Notional Amount: $(12,750), Expiration Date: April 4, 2025*	(120)
	Uber Technologies, Inc.
(6)	Exercise Price: $73.00, Notional Amount: $(43,800), Expiration Date: April 4, 2025*	(888)
	Union Pacific Corp.
(2)	Exercise Price: $232.50, Notional Amount: $(46,500), Expiration Date: April 4, 2025*	(1,020)
	United Parcel Service, Inc. - Class B
(2)	Exercise Price: $110.00, Notional Amount: $(22,000), Expiration Date: April 4, 2025*	(276)
	UnitedHealth Group, Inc.
(3)	Exercise Price: $517.50, Notional Amount: $(155,250), Expiration Date: April 4, 2025*	(3,592)
	Verizon Communications, Inc.

FT Vest Total Return Income Fund: Series A2

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2025 (Unaudited)

Number of Contracts		Value
	CALL OPTIONS (Continued)
(9)	Exercise Price: $45.00, Notional Amount: $(40,500), Expiration Date: April 4, 2025*	$(576)
	Visa, Inc. - Class A
(4)	Exercise Price: $342.50, Notional Amount: $(137,000), Expiration Date: April 4, 2025*	(3,860)
	Walmart, Inc.
(8)	Exercise Price: $85.00, Notional Amount: $(68,000), Expiration Date: April 4, 2025*	(2,540)
	Walt Disney Co.
(3)	Exercise Price: $98.00, Notional Amount: $(29,400), Expiration Date: April 4, 2025*	(534)
	Wells Fargo & Co.
(6)	Exercise Price: $71.00, Notional Amount: $(42,600), Expiration Date: April 4, 2025*	(1,023)
	TOTAL CALL OPTIONS
	(Proceeds $2,557,232)	(2,838,099)

	PUT OPTIONS — (4.3)%
	S&P 500 Index
(27)	Exercise Price: $6,000.01, Notional Amount: $(16,200,027), Expiration Date: July 31, 2026*	(1,342,469)
	TOTAL PUT OPTIONS
	(Proceeds $1,775,203)	(1,342,469)
	TOTAL WRITTEN OPTIONS CONTRACTS
	(Proceeds $4,332,435)	$(4,180,568)

ETF — Exchange-Traded Fund
PLC — Public Limited Company
REIT — Real Estate Investment Trust

* Non-income producing security.
[1] All or a portion of this security is segregated as collateral for purchased and written options contracts. The market value of the securities pledged as collateral is $3,717,115, which represents 11.79% of the total net assets of the Fund.
[2] Foreign security denominated in U.S. Dollars.
[3] The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

FT Vest Total Return Income Fund: Series A2

PORTFOLIO COMPOSITION

As of March 31, 2025 (Unaudited)

Country of Investment	Value	Percent of Total Net Assets
Ireland	$1,225,001	3.9%
Switzerland	521,235	1.7%
United States	34,181,471	108.4%
Total Investments	35,927,707	114.0%
Liabilities in Excess of Other Assets	(4,404,810)	(14.0)%
Total Net Assets	$31,522,897	100.0%

See accompanying Notes to Schedule of Investments.

FT Vest Total Return Income Fund: Series A2

SUMMARY OF INVESTMENTS

As of March 31, 2025 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Technology	30.8%
Financials	14.7%
Health Care	11.6%
Communications	10.5%
Consumer Discretionary	9.5%
Industrials	8.5%
Consumer Staples	6.2%
Energy	3.7%
Utilities	2.6%
Materials	2.3%
Real Estate	2.2%
Total Common Stocks	102.6%
Purchased Options Contracts	10.2%
Short-Term Investments	1.2%
Total Investments	114.0%
Liabilities in Excess of Other Assets	(14.0)%
Total Net Assets	100.0%

See accompanying Notes to Schedule of Investments.

FT Vest Total Return Income Fund: Series A2

NOTES TO SCHEDULE OF INVESTMENTS

March 31, 2025 (Unaudited)

Note 1 – Valuation of Investments

UMB Fund Services, Inc., the Fund’s administrator, calculates the Fund’s net asset value (“NAV”) as of the close of business on the last day of each month and at such other times as the Board of Trustees (the “Board”) may determine, including in connection with repurchases of Shares, in accordance with the procedures described below or as may be determined from time to time in accordance with policies established by the Board.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated First Trust Capital Management L.P. (the “Investment Adviser”) as the valuation designee (“Valuation Designee”) for the Fund to perform in good faith the fair value determination relating to all Fund investments, under the Board’s oversight. The Investment Adviser carries out its designated responsibilities as Valuation Designee through its Valuation Committee. The fair values of one or more assets may not be the prices at which those assets are ultimately sold, and the differences may be significant.

The Valuation Designee may value put and call options by taking the mid price between the bid and ask price. Certain exchange-traded options, such as FLEX Options, are typically valued using a model-based price provided by a third-party pricing service provider. For FLEX Options held by the Fund, on days when a trade occurs, the trade price will be used to value such FLEX Option contracts in lieu of the model price.

The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources.

Assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars using foreign exchange rates provided by a pricing service. Trading in foreign securities generally is completed, and the values of such securities are determined, prior to the close of securities markets in the United States. Foreign exchange rates are also determined prior to such close. On occasion, the values of securities and exchange rates may be affected by events occurring between the time as of which determination of such values or exchange rates are made and the time as of which the NAV of the Fund is determined. When such events materially affect the values of securities held by the Fund or its liabilities, such securities and liabilities will be valued at fair value as determined in good faith by the Valuation Designee.

First Trust Portfolios L.P., the Fund’s placement agent, is under no duty to verify any valuations of the Fund’s investments.

Note 2 – Fair Value Measurements and Disclosure

ASC 820 - Fair Value Measurements defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

FT Vest Total Return Income Fund: Series A2

NOTES TO SCHEDULE OF INVESTMENTS - Continued

March 31, 2025 (Unaudited)

Under Fair Value Measurements, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following table summarizes the Fund's investments that are measured at fair value by level within the fair value hierarchy as of March 31, 2025:

	Level 1	Level 2	Level 3**	Total
Assets
Investments
Common Stocks*	$32,327,731	$-	$-	$32,327,731
Short-Term Investments	369,045	-	-	369,045
Total Investments	32,696,776	-	-	32,696,776
Purchased Options Contracts	-	3,230,931	-	3,230,931
Total Investments and Options	$32,696,776	$3,230,931	$-	$35,927,707

Liabilities
Written Options Contracts	$146,258	$4,034,310	$-	$4,180,568
Total Written Options Contracts	$146,258	$4,034,310	$-	$4,180,568

*All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

** The Fund did not hold any Level 3 securities at period end.